Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (17.6%)
*	Amazon.com Inc.	176,469	317,785
	Home Depot Inc.	268,044	59,106
*	Netflix Inc.	179,738	56,556
	Costco Wholesale Corp.	187,437	56,196
	NIKE Inc. Class B	526,398	49,213
	Starbucks Corp.	510,410	43,604
	Comcast Corp. Class A	903,657	39,896
	Lowe's Cos. Inc.	334,393	39,228
*	Booking Holdings Inc.	18,103	34,469
	TJX Cos. Inc.	518,225	31,679
*	Tesla Inc.	59,956	19,782
*	Charter Communications Inc. Class A	40,055	18,826
	Estee Lauder Cos. Inc. Class A	91,602	17,905
	Ross Stores Inc.	153,464	17,825
	Marriott International Inc. Class A	117,059	16,430
	Dollar General Corp.	103,960	16,359
*	O'Reilly Automotive Inc.	32,149	14,219
	Hilton Worldwide Holdings Inc.	120,710	12,675
*	AutoZone Inc.	10,415	12,268
	eBay Inc.	338,874	12,037
	Yum! Brands Inc.	116,051	11,683
	VF Corp.	131,412	11,635
*	Lululemon Athletica Inc.	50,318	11,356
	McDonald's Corp.	52,876	10,283
*	Chipotle Mexican Grill Inc. Class A	10,886	8,860
*	Spotify Technology SA	50,279	7,167
*	Burlington Stores Inc.	27,924	6,283
	Darden Restaurants Inc.	52,450	6,212
*	Roku Inc.	36,331	5,826
*	Ulta Beauty Inc.	24,019	5,617
	Yum China Holdings Inc.	124,729	5,553
	Hasbro Inc.	52,810	5,371
*	NVR Inc.	1,381	5,237
	Expedia Group Inc.	51,035	5,188
	Domino's Pizza Inc.	17,553	5,166
	CBS Corp. Class B	127,244	5,138
*	Dollar Tree Inc.	54,488	4,984
	Tractor Supply Co.	50,822	4,800
	Las Vegas Sands Corp.	69,973	4,391
*	Trade Desk Inc. Class A	16,395	4,317
	Wynn Resorts Ltd.	34,720	4,196
^	Sirius XM Holdings Inc.	582,588	4,066
	Omnicom Group Inc.	49,055	3,899
*	Live Nation Entertainment Inc.	54,487	3,804
	Vail Resorts Inc.	15,414	3,741
*	Bright Horizons Family Solutions Inc.	24,654	3,711
*	Altice USA Inc. Class A	133,515	3,415
	Pool Corp.	16,276	3,360

*	CarMax Inc.	33,158	3,225
	Lennar Corp. Class A	50,103	2,989
*	Five Below Inc.	23,082	2,856
	Cable One Inc.	1,840	2,824
*	Planet Fitness Inc. Class A	35,734	2,641
	Dunkin' Brands Group Inc.	32,561	2,493
*	WABCO Holdings Inc.	18,089	2,438
*	IAA Inc.	51,903	2,353
*	Wayfair Inc.	26,540	2,254
*	Etsy Inc.	50,358	2,185
	Polaris Inc.	21,756	2,126
*	Carvana Co. Class A	19,026	1,814
	Hanesbrands Inc.	117,802	1,775
	Nordstrom Inc.	45,663	1,743
	Wendy's Co.	78,326	1,679
*	Tempur Sealy International Inc.	19,352	1,643
	Best Buy Co. Inc.	19,849	1,601
	Nexstar Media Group Inc. Class A	14,612	1,574
*	Ollie's Bargain Outlet Holdings Inc.	22,195	1,452
*	Floor & Decor Holdings Inc. Class A	29,214	1,403
	Target Corp.	11,167	1,396
	Fortune Brands Home & Security Inc.	18,775	1,188
	Service Corp. International	26,937	1,186
*,^ Mattel Inc.		99,781	1,167
	TripAdvisor Inc.	40,152	1,140
	World Wrestling Entertainment Inc. Class A	18,353	1,138
	Advance Auto Parts Inc.	6,923	1,087
	KAR Auction Services Inc.	51,061	1,078
*	Norwegian Cruise Line Holdings Ltd.	18,408	987
*	Under Armour Inc. Class A	51,954	981
*	Under Armour Inc. Class C	54,038	935
*	Capri Holdings Ltd.	24,944	926
	Carter's Inc.	8,410	869
	Sinclair Broadcast Group Inc. Class A	23,822	830
*	Skechers U.S.A. Inc. Class A	20,096	808
	Columbia Sportswear Co.	8,234	762
*	AMC Networks Inc. Class A	18,321	704
	Wyndham Hotels & Resorts Inc.	12,031	697
	Aptiv plc	7,350	690
*	LKQ Corp.	18,764	662
	Choice Hotels International Inc.	6,143	597
	MGM Resorts International	17,538	560
*	Henry Schein Inc.	7,966	549
	Fox Corp. Class A	12,235	438
	Williams-Sonoma Inc.	6,068	421
	New York Times Co. Class A	12,859	415
	Interpublic Group of Cos. Inc.	16,571	371
	Nielsen Holdings plc	18,737	366
*	ServiceMaster Global Holdings Inc.	9,132	358
	H&R Block Inc.	13,091	319
	Fox Corp. Class B	8,560	299
	L Brands Inc.	15,095	289
*	Uber Technologies Inc.	8,145	241
*	2U Inc.	8,693	217
*	Madison Square Garden Co. Class A	740	209

* Hilton Grand Vacations Inc.	5,334	185
* Grand Canyon Education Inc.	1,869	159
Six Flags Entertainment Corp.	3,151	137
* Lyft Inc. Class A	1,471	72
Lennar Corp. Class B	1,418	67
		1,119,885
Consumer Staples (3.5%)
PepsiCo Inc.	501,928	68,177
Coca-Cola Co.	1,115,400	59,562
Altria Group Inc.	389,827	19,374
Sysco Corp.	203,403	16,384
* Monster Beverage Corp.	165,217	9,883
Hershey Co.	53,695	7,955
Procter & Gamble Co.	61,217	7,472
Church & Dwight Co. Inc.	104,710	7,355
Clorox Co.	43,687	6,476
McCormick & Co. Inc.	33,890	5,736
Brown-Forman Corp. Class B	66,544	4,513
Kellogg Co.	39,810	2,592
Campbell Soup Co.	40,301	1,877
Lamb Weston Holdings Inc.	15,974	1,342
* Post Holdings Inc.	12,312	1,300
Brown-Forman Corp. Class A	19,948	1,273
Casey's General Stores Inc.	3,890	676
* Sprouts Farmers Market Inc.	23,408	464
* Herbalife Nutrition Ltd.	6,527	298
* Pilgrim's Pride Corp.	7,965	251
* TreeHouse Foods Inc.	3,955	193
* Grocery Outlet Holding Corp.	2,713	90
		223,243
Energy (0.2%)
ONEOK Inc.	56,208	3,994
Pioneer Natural Resources Co.	30,291	3,873
* Cheniere Energy Inc.	57,368	3,473
Cabot Oil & Gas Corp.	110,373	1,759
Diamondback Energy Inc.	14,433	1,116
Parsley Energy Inc. Class A	64,953	973
Equitrans Midstream Corp.	8,747	87
		15,275
Financial Services (12.3%)
Visa Inc. Class A	742,064	136,918
Mastercard Inc. Class A	382,882	111,890
* PayPal Holdings Inc.	501,269	54,142
American Tower Corp.	187,369	40,103
* Fiserv Inc.	240,566	27,963
S&P Global Inc.	104,873	27,755
Crown Castle International Corp.	176,892	23,643
Global Payments Inc.	127,088	23,016
Fidelity National Information Services Inc.	159,250	22,000
Marsh & McLennan Cos. Inc.	189,891	20,522
Aon plc	99,818	20,324
Equinix Inc.	35,735	20,256
American Express Co.	163,056	19,586
Simon Property Group Inc.	116,315	17,588

Moody's Corp.	70,054	15,879
Charles Schwab Corp.	299,449	14,823
SBA Communications Corp. Class A	47,895	11,326
* FleetCor Technologies Inc.	36,212	11,114
Public Storage	47,870	10,085
* Square Inc.	144,710	10,002
MSCI Inc. Class A	35,110	9,100
Intercontinental Exchange Inc.	94,627	8,911
TransUnion	79,904	6,897
MarketAxess Holdings Inc.	15,732	6,353
Equifax Inc.	43,459	6,069
Broadridge Financial Solutions Inc.	48,431	5,991
Progressive Corp.	81,057	5,921
Equity LifeStyle Properties Inc.	73,429	5,440
TD Ameritrade Holding Corp.	101,602	5,266
Extra Space Storage Inc.	42,844	4,544
Jack Henry & Associates Inc.	29,054	4,414
* Fair Isaac Corp.	12,001	4,413
FactSet Research Systems Inc.	15,889	4,126
Discover Financial Services	47,233	4,009
* WEX Inc.	18,420	3,705
T. Rowe Price Group Inc.	28,105	3,473
* Euronet Worldwide Inc.	21,092	3,315
LPL Financial Holdings Inc.	35,069	3,239
Americold Realty Trust	80,921	3,044
Lamar Advertising Co. Class A	35,898	2,995
* CBRE Group Inc. Class A	52,197	2,976
Synchrony Financial	76,917	2,877
Travelers Cos. Inc.	18,305	2,503
Primerica Inc.	12,821	1,716
* Credit Acceptance Corp.	3,907	1,682
SEI Investments Co.	25,983	1,677
Arthur J Gallagher & Co.	16,389	1,529
Sun Communities Inc.	9,039	1,489
Everest Re Group Ltd.	5,159	1,399
First Republic Bank	12,716	1,397
Signature Bank	11,243	1,387
Cboe Global Markets Inc.	11,567	1,375
CoreSite Realty Corp.	12,072	1,369
RenaissanceRe Holdings Ltd.	7,024	1,323
Morningstar Inc.	8,351	1,312
Ameriprise Financial Inc.	7,797	1,278
American Homes 4 Rent Class A	46,469	1,241
* LendingTree Inc.	3,251	1,172
Erie Indemnity Co. Class A	6,887	1,166
Raymond James Financial Inc.	12,417	1,115
* Athene Holding Ltd. Class A	24,713	1,113
Western Union Co.	39,842	1,071
* Arch Capital Group Ltd.	21,909	920
E*TRADE Financial Corp.	19,040	843
Lazard Ltd. Class A	16,896	653
Brookfield Property REIT Inc. Class A	31,660	602
* Howard Hughes Corp.	5,282	583
* Markel Corp.	496	563
Evercore Inc. Class A	6,152	476

* Alleghany Corp.	604	471
Iron Mountain Inc.	13,480	433
Jones Lang LaSalle Inc.	2,428	404
Interactive Brokers Group Inc.	8,333	403
* SVB Financial Group	1,642	381
Kemper Corp.	4,793	354
Prosperity Bancshares Inc.	4,268	300
UDR Inc.	6,144	295
Voya Financial Inc.	4,376	255
Comerica Inc.	3,445	243
Outfront Media Inc.	9,217	230
Western Alliance Bancorp	4,396	229
Axis Capital Holdings Ltd.	3,828	227
Alliance Data Systems Corp.	2,023	216
Brown & Brown Inc.	5,604	211
Synovus Financial Corp.	4,885	186
CIT Group Inc.	3,394	154
Virtu Financial Inc. Class A	8,488	141
* CoreLogic Inc.	1,907	79
Colony Capital Inc.	12,408	61
		784,240
Health Care (14.4%)
UnitedHealth Group Inc.	403,329	112,880
Merck & Co. Inc.	1,041,799	90,824
AbbVie Inc.	630,951	55,353
Amgen Inc.	235,330	55,237
Eli Lilly & Co.	366,999	43,067
Thermo Fisher Scientific Inc.	115,803	36,356
Bristol-Myers Squibb Co.	585,913	33,362
Stryker Corp.	146,267	29,964
* Intuitive Surgical Inc.	48,873	28,977
Abbott Laboratories	318,038	27,176
* Boston Scientific Corp.	592,390	25,621
Zoetis Inc.	204,222	24,613
* Vertex Pharmaceuticals Inc.	109,350	24,248
Johnson & Johnson	171,146	23,531
* Edwards Lifesciences Corp.	88,473	21,671
* Illumina Inc.	62,582	20,074
Cigna Corp.	48,535	9,703
Cerner Corp.	135,247	9,682
HCA Healthcare Inc.	68,888	9,552
* Align Technology Inc.	33,688	9,343
Anthem Inc.	31,993	9,235
* IDEXX Laboratories Inc.	36,107	9,084
ResMed Inc.	60,461	9,045
* Centene Corp.	145,472	8,797
* DexCom Inc.	38,451	8,740
Humana Inc.	24,746	8,444
* Veeva Systems Inc. Class A	55,277	8,246
* Biogen Inc.	26,880	8,059
Baxter International Inc.	96,898	7,943
* Alexion Pharmaceuticals Inc.	69,689	7,940
* Incyte Corp.	75,785	7,136
Teleflex Inc.	19,672	6,951
* WellCare Health Plans Inc.	19,374	6,240

* BioMarin Pharmaceutical Inc.	76,265	6,155
* Seattle Genetics Inc.	48,926	5,888
AmerisourceBergen Corp. Class A	64,420	5,663
Gilead Sciences Inc.	78,806	5,299
* Varian Medical Systems Inc.	38,863	5,197
* Exact Sciences Corp.	59,310	4,805
* IQVIA Holdings Inc.	32,657	4,767
* Insulet Corp.	25,421	4,721
* Hologic Inc.	91,751	4,709
* Neurocrine Biosciences Inc.	38,698	4,513
* Alnylam Pharmaceuticals Inc.	37,747	4,422
* ABIOMED Inc.	18,917	3,711
Bio-Techne Corp.	16,130	3,520
* Ionis Pharmaceuticals Inc.	54,929	3,513
West Pharmaceutical Services Inc.	23,791	3,498
* Sarepta Therapeutics Inc.	29,936	3,368
* Sage Therapeutics Inc.	21,616	3,346
* Jazz Pharmaceuticals plc	20,748	3,135
* Masimo Corp.	19,891	3,084
* Charles River Laboratories International Inc.	20,331	2,953
* PRA Health Sciences Inc.	26,409	2,874
Chemed Corp.	6,568	2,824
* Molina Healthcare Inc.	20,467	2,773
* Regeneron Pharmaceuticals Inc.	7,132	2,632
Becton Dickinson and Co.	9,633	2,490
* Penumbra Inc.	13,467	2,383
Bruker Corp.	43,690	2,236
^ Danaher Corp.	14,265	2,082
* Moderna Inc.	78,450	1,597
Hill-Rom Holdings Inc.	14,597	1,565
Encompass Health Corp.	20,907	1,478
McKesson Corp.	8,496	1,229
* Avantor Inc.	71,136	1,219
* Guardant Health Inc.	15,596	1,211
Agilent Technologies Inc.	12,877	1,040
PerkinElmer Inc.	10,235	951
Cooper Cos. Inc.	2,798	876
* Exelixis Inc.	51,564	858
Cantel Medical Corp.	8,877	683
* Bristol Meyers Squibb CVR Exp. 12/31/2020	299,471	644
* ICU Medical Inc.	2,483	466
* Laboratory Corp. of America Holdings	2,605	449
STERIS plc	2,052	310
* Horizon Therapeutics plc	8,880	291
* Nektar Therapeutics Class A	10,886	221
* Change Healthcare Inc.	11,095	148
* Adaptive Biotechnologies Corp.	5,075	138
* Agios Pharmaceuticals Inc.	2,312	90
		919,119
Materials & Processing (1.8%)
Sherwin-Williams Co.	35,360	20,619
Ecolab Inc.	107,558	20,078
Ingersoll-Rand plc	96,628	12,669
Ball Corp.	141,222	9,329
Fastenal Co.	219,700	7,804

Vulcan Materials Co.	51,566	7,316
PPG Industries Inc.	32,636	4,205
Lennox International Inc.	13,634	3,488
Air Products & Chemicals Inc.	13,434	3,175
Hexcel Corp.	33,351	2,656
* Crown Holdings Inc.	31,720	2,408
Martin Marietta Materials Inc.	8,108	2,176
Armstrong World Industries Inc.	20,643	1,982
Scotts Miracle-Gro Co.	16,674	1,685
WR Grace & Co.	24,125	1,612
Eagle Materials Inc.	14,791	1,361
NewMarket Corp.	2,659	1,313
AptarGroup Inc.	11,180	1,254
Royal Gold Inc.	8,733	1,024
* Berry Global Group Inc.	21,372	998
Southern Copper Corp.	25,160	957
* Axalta Coating Systems Ltd.	26,858	765
RPM International Inc.	9,096	671
Acuity Brands Inc.	4,408	577
* Element Solutions Inc.	36,531	427
CF Industries Holdings Inc.	9,228	426
Sealed Air Corp.	4,805	181
		111,156
Producer Durables (10.8%)
Boeing Co.	225,818	82,690
Accenture plc Class A	271,869	54,689
Union Pacific Corp.	302,107	53,168
Lockheed Martin Corp.	105,430	41,226
United Parcel Service Inc. Class B	297,949	35,673
Automatic Data Processing Inc.	185,627	31,701
3M Co.	182,744	31,024
Honeywell International Inc.	149,706	26,730
Illinois Tool Works Inc.	138,391	24,126
Northrop Grumman Corp.	67,499	23,744
Raytheon Co.	73,981	16,085
Waste Management Inc.	141,669	15,996
Paychex Inc.	136,978	11,797
Verisk Analytics Inc. Class A	67,813	10,001
Rockwell Automation Inc.	49,764	9,746
TransDigm Group Inc.	17,001	9,641
* CoStar Group Inc.	15,304	9,379
Cintas Corp.	35,666	9,168
* Keysight Technologies Inc.	79,919	8,554
CSX Corp.	117,014	8,371
AMETEK Inc.	77,110	7,635
* Copart Inc.	84,375	7,509
* Mettler-Toledo International Inc.	10,397	7,480
Southwest Airlines Co.	122,618	7,068
* Waters Corp.	28,251	6,274
Xylem Inc.	76,381	5,920
WW Grainger Inc.	18,665	5,916
* Zebra Technologies Corp.	22,891	5,744
Avery Dennison Corp.	33,356	4,349
Booz Allen Hamilton Holding Corp. Class A	57,839	4,208
Expeditors International of Washington Inc.	52,356	3,914

Nordson Corp.	22,027	3,653
Allegion plc	29,953	3,595
* United Rentals Inc.	23,471	3,592
Toro Co.	45,450	3,553
Huntington Ingalls Industries Inc.	13,871	3,491
Spirit AeroSystems Holdings Inc. Class A	39,785	3,461
CH Robinson Worldwide Inc.	43,816	3,367
Graco Inc.	69,657	3,365
HEICO Corp. Class A	32,667	3,281
Carlisle Cos. Inc.	20,961	3,270
Genpact Ltd.	79,597	3,240
Donaldson Co. Inc.	54,707	3,068
Dover Corp.	26,793	2,987
Norfolk Southern Corp.	15,054	2,913
Robert Half International Inc.	50,002	2,910
Delta Air Lines Inc.	49,515	2,838
* Middleby Corp.	23,830	2,759
Caterpillar Inc.	18,048	2,612
IDEX Corp.	15,966	2,598
Deere & Co.	14,942	2,511
Roper Technologies Inc.	6,709	2,418
Allison Transmission Holdings Inc.	47,233	2,286
Old Dominion Freight Line Inc.	11,742	2,250
Woodward Inc.	19,009	2,220
Lincoln Electric Holdings Inc.	24,007	2,215
HEICO Corp.	16,552	2,150
Rollins Inc.	59,757	2,142
* United Airlines Holdings Inc.	22,410	2,080
Fortive Corp.	28,055	2,025
* XPO Logistics Inc.	22,502	1,861
Hubbell Inc. Class B	12,625	1,856
BWX Technologies Inc.	29,857	1,795
Landstar System Inc.	15,275	1,702
Emerson Electric Co.	22,654	1,673
Westinghouse Air Brake Technologies Corp.	21,273	1,671
* Paylocity Holding Corp.	13,664	1,671
Alaska Air Group Inc.	23,320	1,609
* Sensata Technologies Holding plc	28,262	1,455
General Dynamics Corp.	7,249	1,317
JB Hunt Transport Services Inc.	11,234	1,299
* Trimble Inc.	18,127	735
Flowserve Corp.	11,962	583
Quanta Services Inc.	13,661	569
Republic Services Inc. Class A	6,092	540
American Airlines Group Inc.	17,012	489
AO Smith Corp.	9,633	466
* Genesee & Wyoming Inc. Class A	4,104	457
FLIR Systems Inc.	5,207	279
* JetBlue Airways Corp.	11,140	215
Air Lease Corp. Class A	3,223	150
National Instruments Corp.	3,023	127
		684,895
Technology (39.2%)
Apple Inc.	1,929,093	515,550
Microsoft Corp.	3,227,032	488,508

* Facebook Inc. Class A	1,019,648	205,602
* Alphabet Inc. Class C	129,705	169,260
* Alphabet Inc. Class A	127,722	166,561
Cisco Systems Inc.	1,828,067	82,830
* Adobe Inc.	207,796	64,319
* salesforce.com Inc.	349,745	56,970
NVIDIA Corp.	248,952	53,958
Oracle Corp.	956,590	53,703
Broadcom Inc.	164,799	52,111
Texas Instruments Inc.	399,927	48,075
QUALCOMM Inc.	518,777	43,344
International Business Machines Corp.	228,962	30,784
Intuit Inc.	106,175	27,488
* ServiceNow Inc.	79,482	22,497
* Advanced Micro Devices Inc.	427,094	16,721
Lam Research Corp.	54,067	14,427
* Autodesk Inc.	72,309	13,081
Amphenol Corp. Class A	124,051	12,901
Applied Materials Inc.	213,813	12,380
* Workday Inc. Class A	68,090	12,196
* Electronic Arts Inc.	111,751	11,288
KLA Corp.	67,976	11,138
Xilinx Inc.	108,468	10,064
* Twitter Inc.	321,172	9,927
* Splunk Inc.	64,011	9,552
L3Harris Technologies Inc.	47,366	9,525
* ANSYS Inc.	35,683	9,088
* Palo Alto Networks Inc.	39,987	9,086
* Synopsys Inc.	63,558	8,964
Motorola Solutions Inc.	51,734	8,655
CDW Corp.	61,703	8,333
* Cadence Design Systems Inc.	118,489	8,324
* IHS Markit Ltd.	106,034	7,703
* Fortinet Inc.	61,076	6,420
NetApp Inc.	102,089	6,186
* Gartner Inc.	37,248	5,977
* VeriSign Inc.	30,922	5,898
* Paycom Software Inc.	21,069	5,832
* Atlassian Corp. plc Class A	45,011	5,721
* Okta Inc.	43,585	5,656
* Akamai Technologies Inc.	62,807	5,472
Citrix Systems Inc.	47,466	5,355
* Twilio Inc. Class A	50,959	5,263
* RingCentral Inc. Class A	30,481	5,257
SS&C Technologies Holdings Inc.	85,526	5,136
VMware Inc. Class A	32,608	5,074
* GoDaddy Inc. Class A	74,821	4,967
* Arista Networks Inc.	25,260	4,929
* EPAM Systems Inc.	22,214	4,706
* DocuSign Inc. Class A	65,448	4,661
* Tyler Technologies Inc.	15,975	4,635
Teradyne Inc.	73,099	4,575
* Guidewire Software Inc.	35,002	4,264
* IAC/InterActiveCorp	18,322	4,080
* Coupa Software Inc.	26,279	4,034

*	Black Knight Inc.	60,671	3,823
*	Aspen Technology Inc.	29,311	3,676
*	Zendesk Inc.	46,358	3,662
	Universal Display Corp.	18,303	3,555
	Cognex Corp.	70,381	3,532
*	F5 Networks Inc.	23,783	3,465
*	PTC Inc.	43,886	3,362
	Corning Inc.	105,026	3,050
	Monolithic Power Systems Inc.	17,639	2,834
*	Proofpoint Inc.	23,170	2,750
	CDK Global Inc.	51,342	2,749
	Entegris Inc.	56,755	2,686
*	Take-Two Interactive Software Inc.	21,945	2,663
*	MongoDB Inc.	17,819	2,650
	Microchip Technology Inc.	27,640	2,613
*	HubSpot Inc.	16,793	2,536
	Maxim Integrated Products Inc.	43,134	2,444
	Analog Devices Inc.	20,982	2,370
*	Manhattan Associates Inc.	27,177	2,269
*	Dell Technologies Inc.	46,305	2,245
*	Nutanix Inc.	59,077	2,206
*	Alteryx Inc. Class A	19,168	2,176
*	Anaplan Inc.	35,817	1,931
*	Ceridian HCM Holding Inc.	31,443	1,898
*	RealPage Inc.	33,508	1,844
*	Smartsheet Inc. Class A	37,186	1,764
*	NCR Corp.	50,745	1,666
*	Grubhub Inc.	38,501	1,660
*	Dropbox Inc. Class A	89,241	1,650
	Match Group Inc.	23,195	1,635
*	Pure Storage Inc. Class A	96,462	1,550
*	Avalara Inc.	19,644	1,533
*	Elastic NV	18,931	1,503
*	New Relic Inc.	21,330	1,451
*	FireEye Inc.	84,062	1,409
*	Zscaler Inc.	25,915	1,351
*	Teradata Corp.	49,177	1,306
	Pegasystems Inc.	16,629	1,291
^	Ubiquiti Inc.	6,399	1,262
	Cognizant Technology Solutions Corp. Class A	17,906	1,148
	Activision Blizzard Inc.	17,504	960
	HP Inc.	33,194	666
	Jabil Inc.	13,508	525
*	Zynga Inc. Class A	77,901	485
	Sabre Corp.	20,364	457
*	Pluralsight Inc. Class A	26,264	446
	Switch Inc.	24,743	390
	Skyworks Solutions Inc.	3,683	362
*	Dynatrace Inc.	12,933	344
	Dolby Laboratories Inc. Class A	3,501	241
*,^ Medallia Inc.		5,576	169
*	IPG Photonics Corp.	1,065	151
*	Cree Inc.	3,361	149
*	PagerDuty Inc.	4,226	110

* SolarWinds Corp.			5,428	105
				2,495,739
Utilities (0.1%)
* T-Mobile US Inc.			69,260	5,440
* Zayo Group Holdings Inc.			97,170	3,327
				8,767
Total Common Stocks (Cost $4,432,530)				6,362,319
	Coupon
Temporary Cash Investments (0.0%)1
Money Market Fund (0.0%)
2,3 Vanguard Market Liquidity Fund	1.841%		24,695	2,470

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.872%	2/20/20	700	698
Total Temporary Cash Investments (Cost $3,167)				3,168
Total Investments (99.9%) (Cost $4,435,697)				6,365,487
Other Assets and Liabilities-Net (0.1%)3				4,202
Net Assets (100%)				6,369,689

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,294,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $2,461,000 was received for securities on loan.
4 Securities with a value of $295,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	45	7,073	152

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,362,319	—	—
Temporary Cash Investments	2,470	698	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	6,364,766	698	—
1 Represents variation margin on the last day of the reporting period.